Angel Oak UltraShort Income Fund
Schedule of Investments
October 31, 2020 (Unaudited)
	Principal
Asset-Backed Securities ― 36.20%	Amount	Value
ACC Trust, Series 2019-1, Class A, 3.750%, 5/20/2022 (a)	$2,604,410	$2,626,860
ACC Trust, Series 2019-1, Class B, 4.470%, 10/20/2022 (a)	400,000	403,569
ACC Trust, Series 2019-2, Class A, 2.820%, 2/20/2023 (a)	1,012,033	1,019,401
Affirm Asset Securitization Trust, Series 2020-A, Class B, 3.540%, 2/18/2025 (a)	300,000	306,018
American Credit Acceptance Receivables Trust, Series 2019-3, Class B, 2.590%, 8/14/2023 (a)	7,000,000	7,067,403
American Credit Acceptance Receivables Trust, Series 2020-1, Class B, 2.080%, 12/13/2023 (a)	1,000,000	1,012,639
American Credit Acceptance Receivables Trust, Series 2018-2, Class C, 3.700%, 7/10/2024 (a)	4,016,235	4,050,108
American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024 (a)	3,000,000	3,066,903
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.850%, 6/15/2026 (a)	350,000	355,540
American Express Credit Account Master Trust, Series 2019-4, Class A, 0.388% (1 Month LIBOR USD + 0.240%), 4/15/2024 (b)	2,500,000	2,506,195
American Express Credit Account Master Trust, Series 2017-5, Class A, 0.528% (1 Month LIBOR USD + 0.380%), 2/18/2025 (b)	1,980,000	1,989,609
American Express Credit Account Master Trust, Series 2017-5, Class B, 0.728% (1 Month LIBOR USD + 0.580%), 2/18/2025 (b)	2,555,000	2,562,126
American Express Credit Account Master Trust, Series 2018-3, Class A, 0.468% (1 Month LIBOR USD + 0.320%), 10/15/2025 (b)	1,000,000	1,004,171
Aqua Finance Trust, Series 2019-A, Class A, 3.140%, 7/16/2040 (a)	2,002,122	2,051,402
Aqua Finance Trust, Series 2020-AA, Class A, 1.900%, 7/17/2046 (a)	4,814,753	4,847,040
Avant Loans Funding Trust, Series 2018-A, Class C, 4.790%, 5/15/2024 (a)	425,767	427,405
Avant Loans Funding Trust, Series 2019-B, Class A, 2.720%, 10/15/2026 (a)	625,500	629,701
Avant Loans Funding Trust, Series 2019-B, Class B, 3.150%, 10/15/2026 (a)	500,000	504,502
Avant Loans Funding Trust, Series 2020-REV1, Class A, 2.170%, 5/15/2029 (a)	2,400,000	2,403,134
Avis Budget Rental Car Funding LLC, Series 2015-2A, Class B, 3.420%, 12/20/2021 (a)	100,000	100,204
Avis Budget Rental Car Funding LLC, Series 2016-2A, Class C, 4.830%, 11/20/2022 (a)	400,000	405,199
Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025	2,251,000	2,315,662
CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	115,000	119,769
Carnow Auto Receivables Trust, Series 2019-1A, Class A, 2.720%, 11/15/2022 (a)	683,818	691,448
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.991%, 1/25/2028 (a)	1,000,000	1,002,475
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.389%, 1/25/2028 (a)	2,750,000	2,757,574
Chase Issuance Trust, Series 2018-A1, Class A1, 0.348% (1 Month LIBOR USD + 0.200%), 4/17/2023 (b)	2,000,000	2,004,134
Chase Issuance Trust, Series 2017-A2, Class A, 0.548% (1 Month LIBOR USD + 0.400%), 3/15/2024 (b)	3,600,000	3,619,937
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	64,559	65,246
CIG Auto Receivables Trust, Series 2020-1A, Class B, 1.550%, 2/12/2025 (a)	1,000,000	1,003,047
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-HP1, Class A, 2.590%, 12/15/2026 (a)	2,301,259	2,332,337
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-HP1, Class B, 3.480%, 12/15/2026 (a)	2,500,000	2,521,125
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class A, 2.470%, 10/15/2026 (a)	3,438,048	3,469,300
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class B, 2.830%, 10/15/2026 (a)	1,500,000	1,512,354
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)	200,000	194,805
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class A, 2.260%, 3/15/2028 (a)	1,776,113	1,792,461
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class A, 3.820%, 1/15/2026 (a)	1,463,132	1,476,107
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class B, 4.320%, 1/15/2026 (a)	1,700,000	1,730,281
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class C, 5.540%, 1/15/2026 (a)	300,000	298,120
Consumer Underlying Bond Securitization, Series 2018-1, Class A, 4.790%, 2/17/2026 (a)	3,515,616	3,594,212
CPS Auto Receivables Trust, Series 2019-C, Class B, 2.630%, 8/15/2023 (a)	500,000	506,306
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)	475,000	490,191
CPS Auto Receivables Trust, Series 2018-B, Class E, 5.610%, 12/16/2024 (a)	200,000	207,727
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.170%, 6/16/2025 (a)	200,000	205,095
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (a)	850,000	868,547
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.710%, 8/15/2026 (a)	2,000,000	2,017,032
CPS Auto Trust, Series 2018-C, Class E, 6.070%, 9/15/2025 (a)	150,000	158,460
Credibly Asset Securitization LLC, Series 2018-1A, Class A, 4.800%, 11/15/2023 (a)	850,000	846,171
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A, 3.470%, 5/17/2027 (a)	857,878	867,445
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class B, 3.890%, 10/15/2027 (a)	1,000,000	1,034,463
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.930%, 9/15/2029 (a)	400,000	403,970
Discover Card Execution Note Trust, Series 2019-A2, Class A, 0.418% (1 Month LIBOR USD + 0.270%), 12/15/2023 (b)	4,000,000	4,010,480
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 0.638% (1 Month LIBOR USD + 0.490%), 7/15/2024 (b)	1,480,000	1,488,192
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.530%, 12/15/2023 (a)	706,177	718,792
DT Auto Owner Trust, Series 2017-1A, Class D, 3.550%, 11/15/2022 (a)	103,912	104,449
DT Auto Owner Trust, Series 2017-3A, Class D, 3.580%, 5/15/2023 (a)	276,695	279,404
DT Auto Owner Trust, Series 2020-1A, Class A, 1.940%, 9/15/2023 (a)	1,490,115	1,500,586
DT Auto Owner Trust, Series 2020-1A, Class B, 2.160%, 5/15/2024 (a)	2,750,000	2,799,297
DT Auto Owner Trust, Series 2020-1A, Class D, 2.550%, 11/15/2025 (a)	1,000,000	1,022,056
DT Auto Owner Trust, Series 2019-1A, Class E, 4.940%, 2/17/2026 (a)	800,000	830,350
ENVA LLC, Series 2019-A, Class A, 3.960%, 6/20/2026 (a)	354,761	356,625
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.620%, 9/16/2024 (a)	1,900,000	1,899,092
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.580%, 8/15/2023 (a)	1,685,000	1,703,063
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024 (a)	2,500,000	2,539,550
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.080%, 7/15/2024 (a)	2,500,000	2,551,815
Exeter Automobile Receivables Trust, Series 2020-3A, Class B, 1.520%, 9/16/2024	1,500,000	1,489,980
First Investors Auto Owner Trust, Series 2017-2A, Class C, 3.000%, 8/15/2023 (a)	1,150,000	1,163,434
First Investors Auto Owner Trust, Series 2016-2A, Class E, 5.750%, 9/15/2023 (a)	1,000,000	1,020,617
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	500,000	524,621
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025 (a)	100,000	102,993
First Investors Auto Owner Trust, Series 2020-1A, Class D, 3.150%, 4/15/2026 (a)	1,000,000	1,030,518
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	200,000	200,632
Flagship Credit Auto Trust, Series 2016-4, Class C, 2.710%, 11/15/2022 (a)	636,654	639,635
Flagship Credit Auto Trust, Series 2019-1, Class A, 3.110%, 8/15/2023 (a)	87,501	88,709
Flagship Credit Auto Trust, Series 2017-3, Class D, 3.730%, 9/15/2023 (a)	3,000,000	3,107,538
Flagship Credit Auto Trust, Series 2016-2, Class D, 8.560%, 11/15/2023 (a)	450,000	463,884
Flagship Credit Auto Trust, Series 2017-1, Class E, 6.460%, 12/15/2023 (a)	725,000	761,755
Flagship Credit Auto Trust, Series 2019-4, Class A, 2.170%, 6/15/2024 (a)	1,631,392	1,657,297
Flagship Credit Auto Trust, Series 2018-3, Class B, 3.590%, 12/16/2024 (a)	1,382,000	1,412,363
Flagship Credit Auto Trust, Series 2020-2, Class B, 2.610%, 4/15/2026 (a)	4,000,000	4,115,888
Foundation Finance Trust, Series 2020-1A, Class A, 3.540%, 7/15/2040 (a)	2,636,803	2,678,201
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.560%, 1/16/2024 (a)	500,000	528,391
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.500%, 10/15/2024 (a)	600,000	629,670
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class B, 2.780%, 1/15/2025 (a)	1,000,000	1,029,733
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/15/2025 (a)	2,000,000	2,043,826
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class C, 2.410%, 8/15/2025 (a)	1,750,000	1,797,842
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class E, 4.300%, 9/15/2025 (a)	500,000	510,612
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)	250,000	249,343
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	1,000,000	1,014,376
FREED ABS Trust, Series 2018-1, Class A, 3.610%, 7/18/2024 (a)	43,644	43,706
FREED ABS Trust, Series 2018-2, Class C, 5.880%, 10/20/2025 (a)	200,000	204,137
FREED ABS Trust, Series 2019-2, Class A, 2.620%, 11/18/2026 (a)	2,098,409	2,113,639
FREED ABS Trust, Series 2020-FP1, Class A, 2.520%, 3/18/2027 (a)	3,557,619	3,572,433
FREED ABS Trust, Series 2020-FP1, Class B, 3.060%, 3/18/2027 (a)	1,256,000	1,267,716
FREED ABS Trust, Series 2020-2CP, Class A, 4.520%, 6/18/2027 (a)	1,941,386	1,968,091
FREED ABS Trust, Series 2020-3FP, Class A, 2.400%, 9/18/2027 (a)	1,758,420	1,767,451
Genesis Private Label Amortizing Trust, Series 2020-1, Class A, 2.080%, 7/20/2026 (a)	2,320,018	2,326,968
Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023 (a)	100,000	100,571
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 10/15/2023 (a)	1,000,000	1,018,004
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024 (a)	2,051,995	2,074,618
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)	450,000	452,741
GLS Auto Receivables Trust, Series 2018-2A, Class B, 3.710%, 3/15/2023 (a)	713,808	722,846
GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023 (a)	1,490,000	1,518,581
GLS Auto Receivables Trust, Series 2018-3A, Class C, 4.180%, 7/15/2024 (a)	1,500,000	1,559,580
GM Financial Automobile Leasing Trust, Series 2019-1, Class C, 3.560%, 12/20/2022	595,000	606,636
Golden Credit Card Trust, Series 2017-4, Class A, 0.668% (1 Month LIBOR USD + 0.520%), 7/15/2024 (a)(b)	5,875,000	5,903,494
GTE Auto Receivables Trust, Series 2019-1, Class A2, 2.170%, 12/15/2022 (a)	1,821,377	1,832,500
Hertz Vehicle Financing II LP, Series 2015-3A, Class B, 3.710%, 9/25/2021 (a)	592,000	592,293
Hertz Vehicle Financing II LP, Series 2017-1A, Class B, 3.560%, 10/25/2021 (a)	710,000	710,351
Hertz Vehicle Financing II LP, Series 2016-2A, Class A, 2.950%, 3/25/2022 (a)	377,839	379,314
Hertz Vehicle Financing II LP, Series 2016-2A, Class B, 3.940%, 3/25/2022 (a)	1,314,000	1,314,650
Hertz Vehicle Financing II LP, Series 2016-4A, Class A, 2.650%, 7/25/2022 (a)	456,322	458,469
Hertz Vehicle Financing II LP, Series 2016-4A, Class B, 3.290%, 7/25/2022 (a)	400,000	400,198
Hertz Vehicle Financing II LP, Series 2019-1A, Class B, 4.100%, 3/25/2023 (a)	1,000,000	999,693
Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023 (a)	1,701,799	1,709,806
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.200%, 10/25/2023 (a)	1,500,000	1,500,743
Hertz Vehicle Financing II LP, Series 2018-1A, Class A, 3.290%, 2/25/2024 (a)	139,407	139,951
Hertz Vehicle Financing LLC, Series 2018-2A, Class B, 4.140%, 6/25/2022 (a)	1,000,000	1,000,495
LendingPoint Asset Securitization Trust, Series 2020-REV1, Class A, 2.730%, 10/15/2028 (a)	2,000,000	2,004,746
LL ABS Trust, Series 2019-1A, Class A, 2.870%, 3/15/2027 (a)	702,049	707,126
LL ABS Trust, Series 2020-1A, Class A, 2.330%, 1/17/2028 (a)	1,000,000	1,004,251
Marlette Funding Trust, Series 2018-1A, Class D, 4.850%, 3/15/2028 (a)	500,000	503,189
Marlette Funding Trust, Series 2018-3A, Class C, 4.630%, 9/15/2028 (a)	1,000,000	1,014,342
Marlette Funding Trust, Series 2019-4A, Class A, 2.390%, 12/15/2029 (a)	766,295	775,195
Marlette Funding Trust, Series 2020-1A, Class C, 2.800%, 3/15/2030 (a)	2,000,000	2,019,100
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(c)	222,657	214,267
Octane Receivables Trust, Series 2020-1A, Class A, 1.710%, 2/20/2025 (a)	2,000,000	2,006,156
Pagaya AI Debt Selection Trust, Series 2020-3, Class A, 2.100%, 5/17/2027 (a)	2,000,000	2,016,972
PMIT, Series 2019-1A, Class B, 4.030%, 4/15/2025 (a)	455,035	456,686
PMIT, Series 2019-4A, Class A, 2.480%, 2/15/2026 (a)	2,037,439	2,052,535
Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	258,064	261,490
Skopos Auto Receivables Trust, Series 2019-1A, Class A, 2.900%, 12/15/2022 (a)	1,485,080	1,496,334
Sofi Consumer Loan Program Trust, Series 2020-1, Class A, 2.020%, 1/25/2029 (a)	1,224,964	1,240,385
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037 (a)	9,666,200	9,738,001
Tidewater Auto Receivables Trust, Series 2020-AA, Class B, 1.610%, 3/15/2025 (a)	2,000,000	2,042,972
UMPT, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	886,831	893,837
UMPT, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	112,406	113,276
UMPT, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)	330,396	333,320
Upstart Pass-Through Trust, Series 2020-ST6, Class A, 0.000%, 1/20/2027 (a)(d)	2,000,000	2,000,000
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.750%, 2/20/2028 (a)	232,072	234,501
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.500%, 3/20/2028 (a)	1,251,382	1,265,889
Upstart Pass-Through Trust, Series 2020-ST3, Class A, 3.350%, 4/20/2028 (a)	250,430	254,833
Upstart Securitization Trust, Series 2018-2, Class C, 5.494%, 12/22/2025 (a)	7,410,947	7,531,746
Upstart Securitization Trust, Series 2019-2, Class A, 2.897%, 9/20/2029 (a)	1,918,186	1,941,063
Upstart Securitization Trust, Series 2019-3, Class A, 2.684%, 1/20/2030 (a)	2,740,134	2,766,765
Upstart Securitization Trust, Series 2019-3, Class B, 3.829%, 1/20/2030 (a)	1,000,000	1,020,256
Upstart Securitization Trust, Series 2020-1, Class A, 2.322%, 4/22/2030 (a)	703,307	710,233
US Auto Funding LLC, Series 2019-1A, Class A, 3.610%, 4/15/2022 (a)	98,197	98,509
USASF Receivables LLC, Series 2020-1A, Class A, 2.470%, 8/15/2023 (a)	461,397	464,819
Verizon Owner Trust, Series 2018-1A, Class A1A, 2.820%, 9/20/2022 (a)	748,598	754,390
Verizon Owner Trust, Series 2019-C, Class A1B, 0.571% (1 Month LIBOR USD + 0.420%), 4/22/2024 (b)	2,000,000	2,011,408
Veros Automobile Receivables Trust, Series 2020-1, Class A, 1.670%, 9/15/2023 (a)	1,672,515	1,681,555
Veros Automobile Receivables Trust, Series 2018-1, Class B, 4.050%, 2/15/2024 (a)	76,713	77,063
Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.190%, 6/15/2025 (a)	300,000	302,932
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	500,000	510,946
Westgate Resorts LLC, Series 2020-1A, Class A, 2.710%, 3/20/2034 (a)	1,414,821	1,453,184
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.530%, 5/15/2023 (a)	413,678	424,111
Westlake Automobile Receivables Trust, Series 2020-1A, Class A2, 1.440%, 9/15/2023 (a)	1,157,097	1,166,673
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.000%, 10/16/2023 (a)	770,000	795,818
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.000%, 1/16/2024 (a)	4,340,000	4,457,145
World Financial Network Credit Card Master Trust, Series 2019-B, Class M, 3.040%, 4/15/2026	3,365,000	3,472,165
TOTAL ASSET-BACKED SECURITIES - (Cost ― $231,372,487)		234,060,398

Collateralized Loan Obligations ― 10.74%
ACIS CLO Ltd., Series 2014-3A, Class C, 2.751% (3 Month LIBOR USD + 2.500%), 2/2/2026 (a)(b)	2,000,000	1,999,996
ACIS CLO Ltd., Series 2014-4A, Class B, 2.021% (3 Month LIBOR USD + 1.770%), 5/1/2026 (a)(b)	1,150,000	1,141,950
ACIS CLO Ltd., Series 2014-5A, Class A1, 1.761% (3 Month LIBOR USD + 1.510%), 11/2/2026 (a)(b)	908,588	907,911
Apex Credit CLO Ltd., Series 2016-1A, Class AS1R, 1.517% (3 Month LIBOR USD + 1.300%), 10/27/2028 (a)(b)	1,958,097	1,956,505
Apex Credit CLO Ltd., Series 2017-1A, Class A1, 1.685% (3 Month LIBOR USD + 1.470%), 4/24/2029 (a)(b)	2,448,536	2,440,144
Apres Static CLO Ltd., Series 2019-1A, Class X, 0.000% (3 Month LIBOR USD + 0.750%), 10/16/2028 (a)(b)	2,000,000	2,000,000
Ares XXIX CLO Ltd., Series 2014-1A, Class BR, 2.518% (3 Month LIBOR USD + 2.300%), 4/17/2026 (a)(b)	3,950,000	3,949,723
CIFC Funding Ltd., Series 2015-3A, Class AR, 1.088% (3 Month LIBOR USD + 0.870%), 4/19/2029 (a)(b)	3,000,000	2,959,509
Dorchester Park CLO DAC, Series 2015-1A, Class AR, 1.118% (3 Month LIBOR USD + 0.900%), 4/20/2028 (a)(b)	1,180,017	1,170,969
Elevation CLO Ltd., Series 2016-5A, Class X, 1.015% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(b)	833,333	833,333
Fortress Credit Opportunities CLO Ltd., Series 2020-13A, Class A, 2.487% (3 Month LIBOR USD + 2.250%), 7/17/2028 (a)(b)	4,607,544	4,620,685
Garrison MML CLO LP, Series 2019-1A, Class X, 1.218% (3 Month LIBOR USD + 1.000%), 7/21/2031 (a)(b)	1,500,000	1,500,000
Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class AR, 1.316% (3 Month LIBOR USD + 1.100%), 10/22/2025 (a)(b)	147,164	146,960
Hull Street CLO Ltd., Series 2014-1A, Class AR, 1.438% (3 Month LIBOR USD + 1.220%), 10/19/2026 (a)(b)	182,877	182,712
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class B, 1.518% (3 Month LIBOR USD + 1.300%), 1/18/2028 (a)(b)	4,141,000	4,029,326
JMP Credit Advisors CLO Ltd., Series 2014-1RA, Class A, 1.068% (3 Month LIBOR USD + 0.850%), 1/18/2028 (a)(b)	1,182,621	1,173,081
Medalist Partners Corporate Finance CLO VI Ltd., Series 2020-1A, Class X, 1.118% (3 Month LIBOR USD + 0.900%), 4/18/2033 (a)(b)(e)	2,700,000	2,700,000
MidOcean Credit CLO I, Series 2012-1A, Class A1RR, 1.057% (3 Month LIBOR USD + 0.820%), 1/16/2024 (a)(b)	281,370	280,453
Monroe Capital CLO Ltd., Series 2014-1A, Class BR, 1.916% (3 Month LIBOR USD + 1.700%), 10/22/2026 (a)(b)	2,000,000	1,924,434
Mountain View CLO Ltd., Series 2014-1A, Class ARR, 1.037% (3 Month LIBOR USD + 0.800%), 10/15/2026 (a)(b)	950,146	945,418
Mountain View CLO Ltd., Series 2016-1A, Class XR, 1.029% (3 Month LIBOR USD + 0.800%), 4/14/2033 (a)(b)	3,578,947	3,578,947
Ocean Trails CLO IV, Series 2013-4A, Class CR, 2.054% (3 Month LIBOR USD + 1.800%), 8/13/2025 (a)(b)	5,650,000	5,577,855
OCP CLO Ltd., Series 2015-9A, Class A1R, 1.037% (3 Month LIBOR USD + 0.800%), 7/15/2027 (a)(b)	1,562,160	1,553,226
OCP CLO Ltd., Series 2015-10A, Class A1R, 1.035% (3 Month LIBOR USD + 0.820%), 10/26/2027 (a)(b)	1,898,804	1,886,208
OZLM XV Ltd., Series 2016-15A, Class XR, 0.918% (3 Month LIBOR USD + 0.700%), 4/20/2033 (a)(b)	3,500,000	3,500,000
Palmer Square CLO Ltd., Series 2018-3A, Class A1, 1.130% (3 Month LIBOR USD + 0.850%), 8/17/2026 (a)(b)	186,258	185,193
Salem Fields CLO Ltd., Series 2016-2A, Class A1R, 1.365% (3 Month LIBOR USD + 1.150%), 10/25/2028 (a)(b)	2,000,000	1,992,508
Saranac CLO Ltd., Series 2014-2A, Class A1AR, 1.483% (3 Month LIBOR USD + 1.230%), 11/20/2029 (a)(b)	3,591,416	3,567,088
Silvermore CLO Ltd., Series 2014-1A, Class A1R, 1.450% (3 Month LIBOR USD + 1.170%), 5/15/2026 (a)(b)	1,391,626	1,389,438
Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 1.179% (3 Month LIBOR USD + 0.950%), 7/14/2026 (a)(b)	3,327,041	3,310,230
TCW CLO AMR Ltd., Series 2019-1A, Class X, 1.180% (3 Month LIBOR USD + 0.900%), 2/15/2029 (a)(b)	1,000,000	1,000,000
Voya CLO Ltd., Series 2015-2A, Class AR, 1.179% (3 Month LIBOR USD + 0.970%), 7/23/2027 (a)(b)	3,372,800	3,362,132
York CLO Ltd., Series 2016-2A, Class XR, 0.968% (3 Month LIBOR USD + 0.750%), 4/20/2032 (a)(b)	1,666,667	1,666,667
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $69,465,312)		69,432,601

Commercial Mortgage-Backed Securities ― 1.31%
BBCMS Trust, Series 2018-RR1, Class D, 2.198% (1 Month LIBOR USD + 2.050%), 2/15/2033 (a)(b)	755,000	727,760
BX Trust, Series 2019-ATL, Class A, 1.235% (1 Month LIBOR USD + 1.087%), 10/15/2036 (a)(b)	1,000,000	958,913
BXP Trust, Series 2017-CQHP, Class C, 1.398% (1 Month LIBOR USD + 1.250%), 11/15/2034 (a)(b)	3,000,000	2,746,959
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 0.848% (1 Month LIBOR USD + 0.700%), 1/18/2033 (a)(b)	1,865,000	1,830,466
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 1.348% (1 Month LIBOR USD + 1.200%), 4/15/2031 (a)(b)	1,253,000	1,221,556
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 1.648% (1 Month LIBOR USD + 1.500%), 7/15/2036 (a)(b)	1,000,000	976,389
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - (Cost ― $8,852,592)		8,462,043

Commercial Mortgage-Backed Security - U.S. Government Agency ― 1.73%
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 2.449% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(b)	886,073	863,143
Federal Home Loan Mortgage Corp., Series K-F35, Class A, 0.498% (1 Month LIBOR USD + 0.350%), 8/25/2024 (b)	184,968	185,402
Federal Home Loan Mortgage Corp., Series K-F34, Class A, 0.508% (1 Month LIBOR USD + 0.360%), 8/25/2024 (b)	112,357	112,735
Federal Home Loan Mortgage Corp., Series K-F86, Class AL, 0.438% (1 Month LIBOR USD + 0.290%), 8/25/2027 (b)	2,000,000	2,002,500
Federal Home Loan Mortgage Corp., Series K-F84, Class AL, 0.448% (1 Month LIBOR USD + 0.300%), 7/25/2030 (b)	6,000,000	5,996,580
Federal Home Loan Mortgage Corp., Series K-F90, Class AL, 0.480% (1 Month LIBOR USD + 0.330%), 9/25/2030 (b)(d)	2,000,000	2,000,000
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY - (Cost ― $11,181,547)		11,160,360

Corporate Obligations ― 0.78%
Basic Materials ― 0.08%
FMG Resources Ltd., 4.750%, 5/15/2022 (a)	500,000	512,588

Consumer, Cyclical ― 0.20%
Ford Motor Credit Co. LLC, 3.470%, 4/5/2021	1,000,000	1,001,875
Ford Motor Credit Co. LLC, 3.219%, 1/9/2022	300,000	298,878
		1,300,753
Energy ― 0.14%
Antero Resources Corp., 5.375%, 11/1/2021	100,000	100,450
DCP Midstream Operating LP, 4.750%, 9/30/2021 (a)	400,000	403,000
Western Midstream Operating LP, 5.375%, 6/1/2021	400,000	404,500
		907,950
Financial ― 0.36%
Green Bancorp, Inc., 8.500% (3 Month LIBOR USD + 6.685%), 12/15/2026 (b)	1,000,000	1,048,867
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (b)	250,000	253,774
Starwood Property Trust, Inc., 3.625%, 2/1/2021	1,000,000	1,000,600
		2,303,241
TOTAL CORPORATE OBLIGATIONS - (Cost ― $5,031,139)		5,024,532

Residential Mortgage-Backed Securities ― 31.22%
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A2, 1.789%, 5/25/2060 (a)(f)	2,755,885	2,776,485
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/2060 (a)(f)	1,607,600	1,619,620
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919%, 10/26/2048 (a)(g)	1,254,836	1,295,727
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(g)	1,466,544	1,496,764
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(g)	3,162,934	3,220,965
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 1.049% (1 Month LIBOR USD + 0.900%), 8/25/2049 (a)(b)	5,199,707	5,155,307
CIM Trust, Series 2019-INV1, Class A2, 1.149% (1 Month LIBOR USD + 1.000%), 2/25/2049 (a)(b)	426,877	428,264
CIM Trust, Series 2019-INV2, Class A11, 1.098% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(b)	1,078,128	1,075,690
COLT Mortgage Loan Trust, Series 2018-4, Class A3, 4.210%, 12/28/2048 (a)(f)	1,224,234	1,246,891
COLT Mortgage Loan Trust, Series 2019-1, Class M1, 4.518%, 3/25/2049 (a)(f)	4,000,000	4,084,308
COLT Mortgage Loan Trust, Series 2019-3, Class A1, 2.764%, 8/25/2049 (a)(f)	900,619	920,539
COLT Mortgage Loan Trust, Series 2019-4, Class A3, 2.988%, 11/25/2049 (a)(f)	4,033,866	4,092,986
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853%, 3/25/2065 (a)(f)	2,541,524	2,566,751
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.380%, 4/25/2065 (a)(f)	1,817,645	1,825,091
COLT Mortgage Loan Trust, Series 2020-1R, Class A2, 1.510%, 9/25/2065 (a)(f)	3,298,909	3,324,307
COLT Mortgage Loan Trust, Series 2020-1R, Class A3, 1.770%, 9/25/2065 (a)(f)	3,589,213	3,616,893
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.507%, 8/26/2058 (a)	269,824	272,265
CSMC Trust, Series 2019-AFC1, Class A2, 2.776%, 8/25/2049 (a)(g)	1,592,232	1,607,544
CSMC Trust, Series 2019-AFC1, Class A3, 2.877%, 8/25/2049 (a)(g)	3,184,464	3,133,627
CSMC Trust, Series 2020-AFC1, Class A3, 2.514%, 2/25/2050 (a)(f)	1,662,114	1,656,002
CSMC Trust,, Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (a)(g)	1,095,002	1,127,495
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (a)(f)	1,000,000	1,002,139
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/2047 (a)(f)	433,312	436,182
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (a)(f)	750,000	753,086
Deephaven Residential Mortgage Trust, Series 2018-1A, Class M1, 3.939%, 12/25/2057 (a)(f)	740,000	745,348
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A3, 3.047%, 10/25/2059 (a)(f)	2,041,951	2,073,408
Deephaven Residential Mortgage Trust, Series 2020-2, Class A1, 1.692%, 5/25/2065 (a)	2,511,225	2,526,952
Ellington Financial Mortgage Trust, Series 2018-1, Class AFLA, 0.899% (1 Month LIBOR USD + 0.750%), 10/25/2058 (a)(b)	613,407	614,008
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 0.849% (1 Month LIBOR USD + 0.700%), 10/25/2048 (a)(b)	3,242,710	3,197,711
Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.500%, 12/25/2049 (a)(f)	1,545,910	1,578,339
FWD Securitization Trust, Series 2019-INV1, Class A2, 3.010%, 6/25/2049 (a)(f)	1,855,995	1,993,602
FWD Securitization Trust,, Series 2019-INV1, Class A3, 3.110%, 6/25/2049 (a)(f)	1,113,597	1,142,687
FWD Securitization Trust, Series 2020-INV1, Class A2, 2.340%, 1/25/2050 (a)(f)	1,663,500	1,708,385
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(f)	261,209	261,543
GCAT Trust, Series 2019-NQM2, Class A2, 3.060%, 9/25/2059 (a)(g)	3,684,193	3,726,882
GCAT Trust, Series 2019-NQM3, Class A3, 3.043%, 11/25/2059 (a)(f)	4,219,601	4,296,630
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, 3.766%, 6/25/2048 (a)(f)	2,054,855	2,111,390
Homeward Opportunities Fund I Trust, Series 2019-2, Class A1, 2.702%, 8/25/2059 (a)(f)	2,420,877	2,484,810
Homeward Opportunities Fund I Trust, Series 2019-2, Class A3, 3.007%, 9/25/2059 (a)(f)	2,930,100	2,976,205
JP Morgan Mortgage Trust, Series 2018-6, Class 1A3, 3.500%, 12/25/2048 (a)(f)	348,348	360,333
JP Morgan Mortgage Trust, Series 2019-1, Class A11, 1.099% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(b)	729,715	732,536
JP Morgan Mortgage Trust, Series 2019-3, Class A11, 1.099% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(b)	3,308,632	3,313,926
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, 1.099% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(b)	3,099,480	3,092,283
JP Morgan Mortgage Trust, Series 2019-5, Class A11, 1.049% (1 Month LIBOR USD + 0.900%), 11/25/2049 (a)(b)	2,852,126	2,907,391
JP Morgan Mortgage Trust, Series 2019-7, Class A11, 1.049% (1 Month LIBOR USD + 0.900%), 2/25/2050 (a)(b)	6,317,220	6,357,594
JP Morgan Mortgage Trust, Series 2019-INV3, Class A11, 1.148% (1 Month LIBOR USD + 1.000%), 5/25/2050 (a)(b)	2,231,932	2,219,480
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.000%, 12/25/2054 (a)(f)	508,813	516,568
LSTAR Securities Investment Ltd., Series 2019-4, Class A1, 1.649% (1 Month LIBOR USD + 1.500%), 5/1/2024 (a)(b)	3,111,481	3,091,157
MFA Trust, Series 2020-NQM1, Class A3, 2.300%, 3/25/2065 (a)(f)	3,407,350	3,433,873
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.710%, 11/25/2059 (a)(f)	1,638,712	1,689,683
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A3, 3.065%, 11/25/2059 (a)(f)	1,231,852	1,257,722
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A1, 1.650%, 5/25/2060 (a)(f)	1,861,083	1,868,269
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(g)	779,674	789,208
OBX Trust, Series 2018-EXP1, Class 2A2, 1.149% (1 Month LIBOR USD + 1.000%), 4/27/2048 (a)(b)	1,445,911	1,442,717
OBX Trust, Series 2019-EXP1, Class 2A1A, 1.099% (1 Month LIBOR USD + 0.950%), 1/27/2059 (a)(b)	1,894,645	1,882,459
OBX Trust, Series 2019-EXP2, Class 2A1A, 1.049% (1 Month LIBOR USD + 0.900%), 6/25/2059 (a)(b)	187,555	186,949
OBX Trust, Series 2020-EXP1, Class 2A1, 0.899% (1 Month LIBOR USD + 0.750%), 1/26/2060 (a)(b)	2,303,412	2,280,101
Pepper Residential Securities Trust, Series 21A, Class A1U, 1.026% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(b)	127,029	125,749
Pepper Residential Securities Trust, Series 23A, Class A1U, 1.097% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(b)	171,834	170,091
Pretium Mortgage Credit Partners I LLC, Series 2019-CFL1, Class A2, 4.949%, 1/29/2059 (a)(g)	1,811,394	1,794,169
Pretium Mortgage Credit Partners I LLC, Series 2020-NPL1, Class A1, 2.858%, 5/29/2059 (a)(g)	1,373,627	1,382,241
Pretium Mortgage Credit Partners I LLC, Series 2020-NPL2, Class A1, 3.721%, 2/25/2060 (a)(g)	942,427	948,603
PRPM LLC, Series 2019-3A, Class A1, 3.351%, 7/25/2024 (a)(g)	4,024,776	4,046,583
PRPM LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024 (a)(g)	4,078,728	4,095,186
PRPM LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025 (a)(g)	3,466,596	3,478,057
PRPM LLC, Series 2020-5, Class A1, 3.104%, 10/25/2025 (a)(d)(g)	2,000,000	2,014,964
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(f)	3,026,671	3,074,105
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.376%, 1/25/2060 (a)(f)	3,793,809	3,869,594
Residential Mortgage Loan Trust, Series 2020-1, Class A3, 2.684%, 1/25/2060 (a)(f)	2,005,993	2,027,772
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 0.990% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(b)	218,304	218,851
Sequoia Mortgage Trust, Series 2019-CH3, Class A10, 4.000%, 10/25/2049 (a)(f)	1,917,187	1,940,082
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(f)	90,244	92,637
SG Residential Mortgage Trust, Series 2019-3, Class A2, 2.877%, 9/25/2059 (a)(f)	502,789	512,533
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/25/2050 (a)(f)	2,623,172	2,673,283
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A2, 2.624%, 1/25/2050 (a)(f)	535,991	544,743
Starwood Mortgage Residential Trust, Series 2019-1, Class A2, 3.146%, 6/25/2049 (a)(f)	919,774	942,080
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916%, 9/25/2049 (a)(f)	5,471,968	5,578,934
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718%, 4/25/2060 (a)(f)	3,342,337	3,460,157
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 0.519% (1 Month LIBOR USD + 0.370%), 7/25/2034 (b)	217,135	213,288
Towd Point HE Trust, Series 2019-HE1, Class A2, 1.149% (1 Month LIBOR USD + 1.000%), 4/27/2048 (a)(b)	5,122,441	5,080,637
Towd Point HE Trust, Series 2019-HE1, Class M1, 1.249% (1 Month LIBOR USD + 1.100%), 4/27/2048 (a)(b)	6,212,240	6,118,026
Verus Securitization Trust, Series 2018-INV1, Class A2, 3.849%, 3/25/2058 (a)(f)	875,593	879,716
Verus Securitization Trust, Series 2018-INV1, Class B2, 5.648%, 3/25/2058 (a)(f)	235,000	237,788
Verus Securitization Trust, Series 2019-INV1, Class A2, 3.504%, 12/25/2058 (a)(f)	2,617,662	2,708,409
Verus Securitization Trust, Series 2019-1, Class M1, 4.461%, 2/25/2059 (a)(f)	500,000	514,278
Verus Securitization Trust, Series 2019-2, Class A3, 3.448%, 5/25/2059 (a)(f)	4,745,106	4,851,235
Verus Securitization Trust, Series 2019-3, Class A3, 3.040%, 7/25/2059 (a)(g)	516,557	524,463
Verus Securitization Trust, Series 2019-4, Class A1, 2.642%, 10/25/2059 (a)(g)	3,937,661	4,050,483
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.947%, 11/25/2059 (a)(f)	2,844,167	2,930,999
Verus Securitization Trust, Series 2020-1, Class A3, 2.724%, 1/25/2060 (a)(g)	94,980	97,388
Verus Securitization Trust, Series 2020-INV1, Class A1, 1.977%, 3/25/2060 (a)(f)	1,868,128	1,885,995
Verus Securitization Trust, Series 2020-2, Class A1, 2.226%, 4/25/2060 (a)(f)	901,711	915,582
Verus Securitization Trust, Series 2020-5, Class A2, 1.578%, 5/25/2065 (a)(g)	3,000,000	2,999,951
Visio Trust, Series 2019-1, Class A3, 3.825%, 6/25/2054 (a)(f)	3,895,399	3,976,789
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A4, 3.000%, 7/25/2049 (a)(f)	614,399	619,601
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2, Class A3, 3.000%, 2/25/2050 (a)(f)	2,592,422	2,653,725
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Cost ― $199,911,690)		201,843,844

Residential Mortgage-Backed Security - U.S. Government Agency ― 4.67%
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 4.299% (1 Month LIBOR USD + 4.150%), 1/27/2025 (b)	279,688	281,788
Federal Home Loan Mortgage Corp., Series 4794, Class A, 4.000%, 4/15/2042	22,714	22,731
Federal Home Loan Mortgage Corp., Series 4773, Class EA, 4.000%, 10/15/2042	1,161,761	1,181,057
Federal Home Loan Mortgage Corp., Series 4870, Class LA, 4.000%, 4/15/2043	452,554	457,072
Federal Home Loan Mortgage Corp., Series 4845, Class DA, 4.000%, 5/15/2043	266,488	267,207
Federal Home Loan Mortgage Corp., Series 4741, Class JW, 3.500%, 9/15/2044	1,623,121	1,661,714
Federal Home Loan Mortgage Corp., Series 2019-HQA2, Class M2, 2.199% (1 Month LIBOR USD + 2.050%), 4/26/2049 (a)(b)	190,439	186,626
Federal Home Loan Mortgage Corp., Series 2019-DNA3, Class M2, 2.199% (1 Month LIBOR USD + 2.050%), 7/26/2049 (a)(b)	1,961,011	1,918,058
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class M2, 1.999% (1 Month LIBOR USD + 1.850%), 9/27/2049 (a)(b)	709,226	695,911
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, 2.199% (1 Month LIBOR USD + 2.050%), 11/26/2049 (a)(b)	3,704,044	3,681,438
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class M2, 1.849% (1 Month LIBOR USD + 1.700%), 1/25/2050 (a)(b)	2,000,000	1,952,438
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M1, 1.249% (1 Month LIBOR USD + 1.100%), 3/25/2050 (a)(b)	1,067,911	1,067,909
Federal Home Loan Mortgage Corp., Series 2020-DNA5, Class M1, 1.387% (SOFR30A + 1.300%), 10/25/2050 (a)(b)	1,000,000	1,002,189
Federal National Mortgage Association, Series 467567, 4.350%, 4/1/2021	935,407	950,637
Federal National Mortgage Association, Series AM2576, 2.460%, 2/1/2023	1,230,127	1,275,351
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.149% (1 Month LIBOR USD + 3.000%), 7/25/2024 (b)	3,235,933	2,871,431
Federal National Mortgage Association, Series AN6538, 2.500%, 9/1/2024	2,000,000	2,078,125
Federal National Mortgage Association, Series 2015-C02, Class 2M2, 4.149% (1 Month LIBOR USD + 4.000%), 5/27/2025 (b)	528,937	534,894
Federal National Mortgage Association, Series 2019-R01, Class 2M2, 2.599% (1 Month LIBOR USD + 2.450%), 7/25/2031 (a)(b)	2,499,437	2,480,663
Federal National Mortgage Association, Series 2019-R03, Class 1M2, 2.299% (1 Month LIBOR USD + 2.150%), 9/25/2031 (a)(b)	730,715	726,770
Federal National Mortgage Association, Series 2019-R04, Class 2M2, 2.249% (1 Month LIBOR USD + 2.100%), 6/27/2039 (a)(b)	1,493,720	1,482,968
Federal National Mortgage Association, Series 2019-R05, Class 1M2, 2.149% (1 Month LIBOR USD + 2.000%), 7/25/2039 (a)(b)	998,235	996,515
Federal National Mortgage Association, Series 2019-R06, Class 2ED2, 1.149% (1 Month LIBOR USD + 1.000%), 9/25/2039 (a)(b)	796,473	790,690
Federal National Mortgage Association, Series 2019-54, Class A, 3.000%, 7/25/2042	520,016	527,237
Government National Mortgage Association, Series 2010-112, Class QM, 2.500%, 9/20/2039	1,094,509	1,107,693
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY - (Cost ― $30,612,761)		30,199,112

U.S. Treasury Bills ― 3.86%
0.000%, 12/01/2020 (h)	10,000,000	9,999,333
0.000%, 02/04/2021 (h)	10,000,000	9,997,714
0.000%, 11/05/2020 (h)	5,000,000	4,999,956
TOTAL U.S. TREASURY BILLS (Cost ― $24,997,178)		24,997,003

Short-Term Investments ― 10.20%	Shares
Money Market Funds ― 10.20%
Fidelity Institutional Money Market Government Portfolio, Institutional Class 0.010% (i)(j)	65,975,317	65,975,317
TOTAL SHORT-TERM INVESTMENTS (Cost ― $65,975,317)		65,975,317
TOTAL INVESTMENTS ― 100.71% (Cost ― $647,400,023)		651,155,210
Liabilities in Excess of Other Assets ― (0.71%)		(4,579,813)
NET ASSETS ― 100.00%		$646,575,397

LIBOR	London Inter-Bank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2020, the value of these securities amounted to $502,884,550 or 77.78% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of October 31, 2020.

(c)	Principal only security.
(d)	Security issued on a when-issued basis. On October 31, 2020, the total value of investments purchased on a when-issued basis was $6,014,964 or 0.93% of net assets.
(e)	Interest only security.
(f)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2020.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2020.
(h)	Non-income producing security.
(i)	Rate disclosed is the seven day yield as of October 31, 2020.
(j)	$784,552 of this security has been pledged as collateral in connection with open futures contracts.

Angel Oak UltraShort Income Fund
Schedule of Open Futures Contracts
October 31, 2020 (Unaudited)
Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
3 Year ERIS Aged Standard Swap Future	September 2021	(96)	$ (9,848,054)	$(295,086)
3 Year ERIS Aged Standard Swap Future	December 2021	(58)	(6,065,054)	(237,639)
2 Year ERIS Aged Standard Swap Future	March 2022	(45)	(4,628,322)	(42,280)
3 Year ERIS Aged Standard Swap Future	June 2022	(42)	(4,474,151)	(208,502)
3 Year ERIS Aged Standard Swap Future	September 2022	(40)	(4,284,608)	(77,468)
2 Year ERIS Aged Standard Swap Future	September 2022	(100)	(10,052,360)	5,114
3 Year ERIS Aged Standard Swap Future	March 2023	(50)	(5,215,180)	(125,255)
4 Year ERIS Aged Standard Swap Future	September 2023	(7)	(768,094)	(20,868)
4 Year ERIS Aged Standard Swap Future	September 2024	(50)	(5,031,660)	14,165
Total				$(987,819)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ -	$ 234,060,398	$ -	$ 234,060,398
Collateralized Loan Obligations	-	69,432,601	-	69,432,601
Commercial Mortgage-Backed Securities	-	8,462,043	-	8,462,043
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	11,160,360	-	11,160,360
Corporate Obligations	-	5,024,532	-	5,024,532
Residential Mortgage-Backed Securities		201,843,844	-	201,843,844
Residential Mortgage-Backed Securities - U.S. Government Agency	-	30,199,112	-	30,199,112
U.S. Treasury Bills	-	24,997,003	-	24,997,003
Short-Term Investments	65,975,317	-	-	65,975,317
Total	$ 65,975,317	$ 585,179,893	$ -	$ 651,155,210
Other Financial Instruments*
Assets
Futures Contracts	$ 19,279	$ -	$ -	$ 19,279
Liabilities
Futures Contracts	1,007,098	-	-	$ 1,007,098
Total	$ 987,819	$ -	$ -	$ 987,819

*Other financial instruments are derivative instruments, such as futures.  Futures are reflected at the unrealized appreciation (depreciation) on the instrument as reflected in the Schedule of Investments.

The average monthly notional value of short futures contracts during the period ended October 31, 2020, was ($50,440,425).